Receivables, net and Contract assets and liabilities - Receivables, net and Allowance for doubtful accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables, net and Contract assets and liabilities
Trade receivables	$ 6,478	$ 6,206
Other receivables	688	684
Allowance	(308)	(339)	$ (357)
Total receivables, net	6,858	6,551
Contractual retention amounts billed to customers	$ 100	119
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	52.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	34.00%
Allowance for doubtful accounts
Balance at January 1	$ 339	357	228
Transition adjustment	0	0	56
Current-period provision for expected credit losses	37	33	115
Write-offs charged against the allowance	(48)	(37)	(42)
Exchange rate differences	(20)	(14)	0
Balance at December 31	$ 308	$ 339	$ 357